Provisions (Details Narrative) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
DisclosureOfProvisionsLineItems [Line Items]
Additional financial effect of claims	R$ 701,556	R$ 574,356
Tax on services	29,812,000	25,655,000
Customs penalty	68,917,000	66,091,000
Goodwill	66,757,000	65,611,000
Goodwill acquisition	90,716,000	88,631,000
Estimated financial effect of claims, total	R$ 148,879	108,515
Gol Linhas Aereas S.A. ("GLA") [Member]
DisclosureOfProvisionsLineItems [Line Items]
Additional non-incidence percenatge imports	1.00%
Additional financial effect of claims	R$ 145,986	94,790
Smiles S.A. ("Smiles") [Member] [Default Label]
DisclosureOfProvisionsLineItems [Line Items]
Estimated financial effect of claims	R$ 130,132,000	R$ 126,410,000